Fees to auditors (Tables)	12 Months Ended
Dec. 31, 2023
Fees to auditors
Schedule of fees to independent registered public accounting firm

	Years Ended December 31,
	2023	2022

	(USD in thousands)
Audit fees	$309	$172
Audit related fees	94	50
Other fees	57	156
Total fees	$460	$378